PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	May 17, 2019 $ / shares
Current assets:
Cash and cash equivalents	$ 736,555	¥ 4,806,023		¥ 4,865,824
Other current assets	9,442	61,607		46,699
Total current assets	983,938	6,420,197		7,552,384
Non-current assets:
Total non-current assets	444,782	2,902,202		2,209,877
Total assets	1,428,720	9,322,399		9,762,261
Current liabilities:
Other payables	28,861	188,323		230,653
Total current liabilities	153,407	1,000,986		4,309,379
Non-current liabilities:
Other non-current liabilities	30,206	197,091
Convertible notes	460,000	3,001,500
Payable for SEC settlement	180,000	1,174,500
Payable for equity litigants settlement	187,500	1,223,438
Total non-current liabilities	857,706	5,596,529		310,355
Total liabilities	1,011,113	6,597,515		4,619,734
Shareholders' equity:
Additional paid-in capital	2,259,704	14,744,569		11,845,920
Accumulated deficit	(1,908,487)	(12,452,882)		(6,863,595)
Accumulated other comprehensive loss	55,794	364,054		77,357
Total Company's ordinary shareholders' equity	407,106	2,656,366		5,060,124
Total liabilities and shareholders' equity	1,428,720	9,322,399		9,762,261
Class A ordinary shares
Shareholders' equity:
Shares	$ 3	¥ 20		¥ 8
Equity, par value (in US dollars per share) | $ / shares	$ 0.000002		$ 0.000002		$ 0.000002
Equity, shares authorized (in shares)	20,000,000,000	20,000,000,000		20,000,000,000
Equity, shares issued (in shares)	1,880,396,244	1,880,396,244		664,687,728
Equity, shares outstanding (in shares)	1,880,396,244	1,880,396,244		664,687,728
Class B ordinary shares
Shareholders' equity:
Shares | ¥		¥ 2		¥ 13
Equity, par value (in US dollars per share) | $ / shares	$ 0.000002		0.000002		$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000		5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552		1,277,687,072
Equity, shares outstanding (in shares)	144,778,552	144,778,552		1,277,687,072
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	$ 27,586	¥ 180,001		¥ 1,044,691
Amount due from a shareholder	3,423	22,335
Amounts due from subsidiaries	2,004,927	13,082,149		8,799,751
Other current assets	1,669	10,889		5,234
Total current assets	2,037,605	13,295,374		9,849,676
Non-current assets:
Investments in subsidiaries and VIE	(739,313)	(4,824,019)		(4,660,082)
Total non-current assets	(739,313)	(4,824,019)		(4,660,082)
Total assets	1,298,292	8,471,355		5,189,594
Current liabilities:
Amounts due to subsidiaries	17,094	111,539		129,470
Other payables	16,386	106,921
Total current liabilities	33,480	218,460		129,470
Non-current liabilities:
Other non-current liabilities	30,206	197,091
Convertible notes	460,000	3,001,500
Payable for SEC settlement	180,000	1,174,500
Payable for equity litigants settlement	187,500	1,223,438
Total non-current liabilities	857,706	5,596,529
Total liabilities	891,186	5,814,989		129,470
Shareholders' equity:
Additional paid-in capital	2,259,796	14,745,172		11,846,341
Accumulated deficit	(1,908,487)	(12,452,882)		(6,863,595)
Accumulated other comprehensive loss	55,794	364,054		77,357
Total Company's ordinary shareholders' equity	407,106	2,656,366		5,060,124
Total liabilities and shareholders' equity	1,298,292	8,471,355		5,189,594
Parent Company | Reportable Legal Entities | Class A ordinary shares
Shareholders' equity:
Shares	$ 3	¥ 20		¥ 8
Equity, par value (in US dollars per share) | $ / shares	$ 0.000002		0.000002
Equity, shares authorized (in shares)	20,000,000,000	20,000,000,000		20,000,000,000
Equity, shares issued (in shares)	1,880,396,244	1,880,396,244		664,687,728
Equity, shares outstanding (in shares)	1,880,396,244	1,880,396,244		664,687,728
Parent Company | Reportable Legal Entities | Class B ordinary shares
Shareholders' equity:
Shares | ¥		¥ 2		¥ 13
Equity, par value (in US dollars per share) | $ / shares	$ 0.000002		$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000		5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552		1,277,687,072
Equity, shares outstanding (in shares)	144,778,552	144,778,552		1,277,687,072